UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2005

Check here if Amendment [ ] Amendment Number:  __________
This Amendment  (Check only one.):  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Biscayne Advisors, Inc.

Address: 2911 Turtle Creek Blvd.
      	 Suite 800
	 Dallas, TX  75219

Form 13F File Number: 028-10262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Walton
Title:   President
Phone:   (214) 219-1416

Signature, Place, and Date of Signing:

/s/John A. Walton        Dallas, TX		December 31, 2005
------------------	--------------	----------------
[Signature]              [City, State]   [Date]




Report Type  (Check only one.):

[ X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[   ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

Form  13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	           	0

Form 13F Information Table Entry Total:	96
Form 13F Information Table Value Total:	$175,824,000



List of Other Included Managers:


Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERCROMBIE & FITCH            COM              002896207     1165    17870 SH       SOLE                    17600               270
ALCON INC COM                  COM              2852395       1945    15005 SH       SOLE                    13800              1205
ALLEGHENY TECHNOLOGIES         COM              01741R102     1513    41945 SH       SOLE                    39200              2745
ALLIANCE DATA SYSTEMS          COM              018581108     1999    56150 SH       SOLE                    54400              1750
ALLSTATE CORP                  COM              020002101     2126    39315 SH       SOLE                    37300              2015
AMERADA HESS CORP              COM              023551104     2270    17900 SH       SOLE                    17800               100
AMERICAN EXPRESS CO            COM              025816109     2380    46240 SH       SOLE                    44600              1640
ASSURANT INC                   COM              04621X108     2320    53335 SH       SOLE                    50400              2935
AUTODESK INC                   COM              052769106     2978    69375 SH       SOLE                    65200              4175
BANK OF AMERICA CORP.          COM              060505104     2869    62170 SH       SOLE                    54900              7270
BEAR STEARNS COS. INC.         COM              073902108     1626    14075 SH       SOLE                    12600              1475
BOEING CO.                     COM              097023105     2815    40070 SH       SOLE                    36300              3770
BOYD GAMING CORP               COM              103304101     1907    40015 SH       SOLE                    38300              1715
BRADY CORP                     COM              104674106      428    11820 SH       SOLE                    11300               520
BURLINGTON NORTHERN            COM              12189T104     1756    24800 SH       SOLE                    24300               500
CAPITAL ONE FINL CORP          COM              14040H105     2780    32175 SH       SOLE                    29200              2975
CARNIVAL CORP. CL. A           COM              143658102     1718    32125 SH       SOLE                    30700              1425
CATERPILLAR INC.               COM              149123101     2603    45050 SH       SOLE                    39900              5150
CHARMING SHOPS                 COM              161133103      230    17500 SH       SOLE                    17500
CHATTEM INC                    COM              162456107      309     8480 SH       SOLE                     6525              1955
CHEVRON CORP.                  COM              166764100      193     3406 SH       SOLE                                       3406
CHICAGO MERCANTILE HLD         COM              167760107     1962     5340 SH       SOLE                     4900               440
CIGNA CORP                     COM              125509109     2337    20925 SH       SOLE                    19200              1725
CISCO SYS INC                  COM              17275R102     2320   135520 SH       SOLE                   124400             11120
CITIGROUP INC                  COM              172967101     1231    25360 SH       SOLE                    22800              2560
CITY NATL CORP                 COM              178566105      381     5255 SH       SOLE                     4900               355
COACH INC                      COM              189754104     2466    73980 SH       SOLE                    68060              5920
COCA COLA CO.                  COM              191216100      638    15815 SH       SOLE                    15300               515
COGNIZANT TECHNOLOGY           COM              192446102      411     8180 SH       SOLE                     6600              1580
CONOCO PHILLIPS                COM              20825c104      196     3370 SH       SOLE                                       3370
CORNING INC                    COM              219350105     2409   122545 SH       SOLE                   113100              9445
COSTCO WHOLESALE CORP.         COM              22160k105     2628    53125 SH       SOLE                    49100              4025
COVANCE INC                    COM              222816100     2498    51460 SH       SOLE                    46330              5130
CSX CORP                       COM              126408103      888    17500 SH       SOLE                    16000              1500
DARDEN RESTAURANTS, INC.       COM              237194105      355     9140 SH       SOLE                     9000               140
EDISON INTL COM                COM              281020107     2077    47625 SH       SOLE                    46700               925
ENDO PHARMACEUTICALS           COM              29264F205     2155    71200 SH       SOLE                    71200
EXXON MOBIL CORP               COM              30231G102     2338    41621 SH       SOLE                    36800              4821
FASTENAL CO                    COM              311900104      997    25480 SH       SOLE                    25480
FEDEX CORP                     COM              31428X106     1671    16160 SH       SOLE                    15600               560
GENENTECH INC                  COM              368710406     3146    34010 SH       SOLE                    33500               510
GENERAL ELEC CO                COM              369604103     1324    37779 SH       SOLE                    35300              2479
GETTY IMAGES INC               COM              374276103      214     2400 SH       SOLE                     2400
GOLDEN WEST FINANCIAL          COM              381317106     1801    27290 SH       SOLE                    25940              1350
GOLDMAN SACHS GROUP            COM              38141G104     2267    17750 SH       SOLE                    16100              1650
HARTFORD FINL SVCS             COM              416515104     2769    32240 SH       SOLE                    29600              2640
HILTON HOTELS CORP             COM              432848109      368    15280 SH       SOLE                    12900              2380
HUMANA INC                     COM              444859102      437     8045 SH       SOLE                     7400               645
INGERSOLL-RAND COMPANY         COM              G4776g101     2783    68940 SH       SOLE                    63600              5340
INTEL CORP                     COM              458140100     2560   102545 SH       SOLE                    89300             13245
INTERNATIONAL BUS MACH         COM              459200101     1995    24275 SH       SOLE                    22800              1475
INTERSIL CORP                  COM              46069S109      299    12030 SH       SOLE                    11900               130
JOHNSON & JOHNSON              COM              478160104     2439    40590 SH       SOLE                    35500              5090
LEHMAN BROS. HLDG.             COM              524908100     1816    14165 SH       SOLE                    13500               665
LUBRIZOL CORP                  COM              549271104     2960    68165 SH       SOLE                    66000              2165
MARRIOTT INTL INC              COM              571903202      945    14115 SH       SOLE                    13500               615
MCDONALDS CORP                 COM              580135101     1743    51700 SH       SOLE                    47400              4300
MCGRAW HILL COS                COM              580645109     1055    20430 SH       SOLE                    19600               830
MICROSOFT CORP                 COM              594918104     2999   114685 SH       SOLE                   103700             10985
MOTOROLA INC                   COM              620076109     3502   155028 SH       SOLE                   139300             15728
NATIONAL FUEL GAS CO.          COM              636180101      444    14250 SH       SOLE                    10800              3450
NEXTEL PARTNERS INC            COM              65333F107     2258    80815 SH       SOLE                    74100              6715
NIKE INC                       COM              654106103     1699    19580 SH       SOLE                    18700               880
NORDSTROM INC                  COM              655664100     2519    67340 SH       SOLE                    63800              3540
NUCOR CORP                     COM              670346105      507     7600 SH       SOLE                     7600
NVIDIA CORP                    COM              67066G104     2305    63040 SH       SOLE                    61100              1940
OCCIDENTAL PETE CORP           COM              674599105     3030    37930 SH       SOLE                    35800              2130
OFFICE DEPOT INC               COM              676220106     2167    69000 SH       SOLE                    67000              2000
PENNEY J C INC                 COM              708160106     1290    23210 SH       SOLE                    19700              3510
PEPSICO INC                    COM              713448108     3458    58525 SH       SOLE                    53800              4725
PHILLIPS VAN HUESEN            COM              718592108     2143    66150 SH       SOLE                    63600              2550
PLATINUM UNDERWRITER           COM              G7127P100      221     7100 SH       SOLE                     6900               200
POWERWAVE TECHNOLOGIES         COM              739363109      176    14000 SH       SOLE                    14000
PRIVATEBANCORP INC             COM              742962103      410    11540 SH       SOLE                    10260              1280
PROCTOR & GAMBLE               COM              742718109     2701    46660 SH       SOLE                    43300              3360
R H DONNELLEY CORP             COM              74955W307      646    10485 SH       SOLE                    10100               385
ROWAN COS INC                  COM              779382100     3427    96160 SH       SOLE                    87900              8260
SAFECO CORP.                   COM              786429100     2624    46445 SH       SOLE                    44000              2445
SKYWEST INC.                   COM              830879102      284    10570 SH       SOLE                    10100               470
SMITH INTL INC                 COM              832110100     3409    91870 SH       SOLE                    89200              2670
SOVEREIGN BANCORP INC          COM              845905108      328    15180 SH       SOLE                    14800               380
STARWOOD HOTEL                 COM              85590a203      221     3460 SH       SOLE                                       3460
SUNOCO INC                     COM              86764P109     2217    28280 SH       SOLE                    27500               780
TARGET CORP.                   COM              239753106     3466    63060 SH       SOLE                    57600              5460
TEVA PHARMACEUTICAL            COM              881624209     4150    96500 SH       SOLE                    88500              8000
TEXTRON INC                    COM              883203101     3259    42335 SH       SOLE                    38730              3605
TXU CORP COM                   COM              873168108     2971    59190 SH       SOLE                    56800              2390
UNIONBANCAL CORP               COM              908906100     1858    27040 SH       SOLE                    25400              1640
UNITED TECHNOLOGIES CP         COM              913017109     2771    49560 SH       SOLE                    45600              3960
UNITEDHEALTH GROUP             COM              91324P102     3239    52132 SH       SOLE                    47216              4916
VERISIGN INC                   COM              92343E102     2580   117810 SH       SOLE                   114415              3395
VERIZON COMMUNICATIONS         COM              92343V104     1888    62668 SH       SOLE                    58000              4668
VULCAN MATERIALS CO.           COM              929160109      215     3180 SH       SOLE                     3100                80
WACHOVIA CORP                  COM              929771103     3255    61569 SH       SOLE                    57200              4369
WESTERN GAS RES                COM              958259103      202     4300 SH       SOLE                     4300
WILMINGTON TRUST CORP          COM              971807102     2174    55865 SH       SOLE                    53200              2665